Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Cost of revenues	¥ (264,424)	$ (37,812)	¥ (317,570)	¥ (265,528)
Gross profit	1,755,457	251,027	1,672,634	1,894,056
Operating expenses
Sales and marketing expenses	(1,137,631)	(162,679)	(1,216,912)	(1,142,154)
General and administrative expenses	(143,796)	(20,563)	(132,809)	(143,286)
Total operating expenses	(1,378,911)	(197,182)	(1,374,729)	(1,319,163)
Income from operations	376,546	53,845	297,905	574,893
Interest income	23,643	3,381	38,824	31,094
Other income, net	30,121	4,307	26,296	34,097
Loss/(income) before income tax expenses			356,894	676,081
Income tax expenses	59,297	8,479	1,300	25,166
Net income	365,631	52,284	342,082	640,831
Parent Company
Operating expenses
Sales and marketing expenses	(37,407)	(5,349)	0	0
General and administrative expenses	(31,508)	(4,506)	(36,499)	(34,462)
Total operating expenses	(68,915)	(9,855)	(36,499)	(34,462)
Income from operations	(68,915)	(9,855)	(36,499)	(34,462)
Interest income	10,325	1,476	26,712	21,985
Other income, net	1,386	198	688	2,883
Loss/(income) before income tax expenses	(57,204)	(8,181)	(9,099)	(9,594)
Income from investment in subsidiaries	422,835	60,465	351,181	650,424
Net income	¥ 365,631	$ 52,284	¥ 342,082	¥ 640,830